RELATED PARTY TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenues	¥ 3,928,088	¥ 2,339,013	¥ 3,008,947
Operating expenses	664,612	265,635	79,038
Purchases from JD Group	39,439	44,889	46,407
JD Group
Related Party Transaction [Line Items]
Revenues	1,900,540	951,328	2,214,262
Walmart Group
Related Party Transaction [Line Items]
Revenues	¥ 2,027,548	¥ 1,387,685	¥ 794,685